Income taxes (Tables)	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Disclosure of Components of Deferred Tax Assets and Liabilities
Significant components of deferred tax assets and liabilities are as follows:

	Yen in millions
	Transition date April 1, 2019	March 31,
		2020	2021
Deferred tax assets
Defined benefit plan liabilities	248,226	261,078	172,237
Accrued expenses and liabilities for quality assurance	642,680	609,166	623,247
Other accrued employees’ compensation	120,934	123,218	127,339
Operating loss carryforwards for tax purposes	334,797	19,219	14,263
Allowance for doubtful accounts and credit losses	66,044	71,142	82,467
Property, plant and equipment and other assets	246,633	263,243	224,933
Other	413,920	370,252	400,000

Total deferred tax assets	2,073,234	1,717,318	1,644,486

Deferred tax liabilities
Changes in fair value of financial instruments measured in other comprehensive income	(506,454)	(428,541)	(661,221)
Undistributed earnings of foreign subsidiaries	(25,972)	(24,683)	(18,539)
Undistributed earnings of associates and joint ventures	(871,627)	(917,544)	(902,680)
Basis difference of acquired assets	(29,116)	(29,756)	(48,371)
Capitalized development costs	(188,837)	(193,271)	(195,033)
Lease transactions	(946,128)	(746,443)	(533,167)
Other	(286,009)	(248,719)	(196,470)

Total deferred tax liabilities	(2,854,142)	(2,588,957)	(2,555,481)

Net deferred tax assets and liabilities	(780,909)	(871,641)	(910,996)

Disclosure of Changes in Deferred Tax Assets and Deferred Tax Liabilities Recognized as Income Tax Expense in the Consolidated Statements of Income
Of the changes in deferred tax assets and deferred tax liabilities for the year ended March 31, 2020 and 2021, the amount recognized as income tax expense in the consolidated statement of income is as follows:

	Yen in millions
	For the years ended March 31,
	2020	2021
Defined benefit plan liabilities	16,927	12,473
Accrued expenses and liabilities for quality assurance	(18,676)	(18,256)
Other accrued employees’ compensation	4,557	3,125
Operating loss carryforwards for tax purposes	(295,656)	1,265
Allowance for doubtful accounts and credit losses	19,293	6,042
Property, plant and equipment and other assets	(76,680)	4,468
Undistributed earnings of foreign subsidiaries	1,290	6,144
Undistributed earnings of associates and joint ventures	(33,008)	47,840
Basis difference of acquired assets	(10,033)	(18,302)
Capitalized development costs	(4,434)	(1,762)
Lease transactions	286,869	209,972
Other	(83,216)	23,104

Total	(192,767)	276,113

Disclosure of Deductible Temporary Differences, Unused Tax Losses, and Unused Tax Credits for which no Deferred Tax Asset is Recognized in the Statement of Financial Position
The deductible temporary differences, unused tax losses, and unused tax credits for which no deferred tax asset is recognized in the statement of financial position:

	Yen in millions
	Transition date April 1, 2019	March 31,
		2020	2021
Deductible temporary difference	277,454	223,708	250,670
Carryforwards of tax losses	141,711	184,851	379,566
Carryforwards of tax credit	8,194	25,963	34,800

Total	427,359	434,521	665,037

Disclosure of Expected expiration date of the carryforwards of tax losses for which deferred tax assets are not recognized
The expected expiration date of the carryforwards of tax losses for which deferred tax assets are not recognized are as follows:

	Yen in millions
	Transition date April 1, 2019	March 31,
		2020	2021
Within 5 years	10,773	22,272	13,597
Between 5 and 10 years	1,619	8,636	20,475
Later than 10 years	129,318	153,944	345,493

Total	141,711	184,851	379,566

Disclosure of Expected expiration date of the carryforwards of tax credit for which deferred tax assets are not recognized
The expected expiration date of the carryforwards of tax credit for which deferred tax assets are not recognized are as follows:

	Yen in millions
	Transition date April 1, 2019	March 31,
		2020	2021
Within 5 years	2,643	4,162	5,097
Between 5 and 10 years	4,630	464	2,340
Later than 10 years	921	21,337	27,363

Total	8,194	25,963	34,800

Disclosure of Income Tax Expense
The income tax expense for the year ended Mach 31, 2020 and 2021 consists of the followings:

	Yen in millions
	For the years ended March 31,
	2020	2021
Current income tax expense:
TMC and domestic subsidiaries	484,667	403,230
Foreign subsidiaries	4,383	522,859

Total current	489,050	926,089

Deferred income tax expense (benefit):
TMC and domestic subsidiaries	95,270	(23,792)
Foreign subsidiaries	97,498	(252,321)

Total deferred	192,767	(276,113)

Total income tax expense	681,817	649,976

Disclosure of Reconciliation of Statutory Tax Rate and Effective Income Tax Rate
Reconciliation of the differences between the statutory tax rate and the average effective tax rate is as follows:

	For the years ended March 31,
	2020	2021
Statutory tax rate	30.9%	30.9%
Increase (reduction) in taxes resulting from:
Non-deductible expenses	0.4	0.5
Tax-exempt income	(0.5)	(0.4)
Deferred tax liabilities on undistributed earnings of foreign subsidiaries	0.9	0.6
Effects of investments accounted for using the equity method	(3.4)	(3.7)
Deferred tax liabilities on undistributed earnings of associates and joint ventures	2.1	(0.2)
Change in unrecognized deferred tax assets	0.9	0.7
Tax credits	(4.5)	(3.2)
The difference between the statutory tax rate in Japan and that of foreign subsidiaries	(2.4)	(3.5)
Unrecognized tax benefits adjustments	(0.4)	(0.2)
Other	0.3	0.6

Average effective tax rate	24.4%	22.2%